Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Small-Cap Value Fund, Inc.
Prospectus Date	rr_ProspectusDate	Aug. 28, 2015
Document Creation Date	dei_DocumentCreationDate	Aug. 12, 2015